BASIS OF PRESENTATION and SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
BASIS OF PRESENTATION and SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	BASIS OF PRESENTATION and SIGNIFICANT ACCOUNTING POLICIES

The accompanying condensed consolidated financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"), reflect the application of the significant accounting policies described below and elsewhere in the notes to the consolidated financial statements.

a.	Unaudited Interim Condensed Consolidated Financial Information

The accompanying condensed consolidated balance sheet as of June 30, 2024, the condensed consolidated statements of operations, shareholders’ equity, and cash flows for the six months ended June 30, 2024, and June 30, 2023, and the related notes to such condensed consolidated financial statements are unaudited. These unaudited condensed consolidated financial statements have been prepared in accordance with GAAP and are presented in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) and do not include all disclosures normally required in annual consolidated financial statements prepared in accordance with GAAP.

In management’s opinion, the unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation of the Company’s financial position as of June 30, 2024 and the Company’s consolidated results of operations and cash flows for the six months ended June 30, 2024 and June 30, 2023.

The significant accounting policies referenced in the annual consolidated financial statements of the Company as of December 31, 2023, have been applied consistently in these unaudited condensed consolidated financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been recorded within the accompanying consolidated financial statements, consisting of normal, recurring adjustments, and all intercompany balances and transactions have been eliminated in the consolidation.

The results for the six months ended June 30, 2024, are not necessarily indicative of the results to be expected for the full year ending December 31, 2024, or any other future interim or annual period. The accompanying unaudited condensed consolidated financial statements and related financial information should be read in conjunction with the audited consolidated financial statements and the related notes contained in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2023, as filed with the SEC on March 14, 2024 (the “Annual Report”).

b.	Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates on historical experience and on assumptions that management considers to be reasonable. The Company assesses these estimates on a regular basis; however, actual results could differ from these estimates. All disclosure requirements of ASU 2023-07 are required for entities with a single reportable segment.

c.	Accounting pronouncements not yet effective

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (ASC 280), Improvements to Reportable Segment Disclosures to improve reportable segment disclosure requirements through enhanced disclosures about significant segment expenses on an interim and annual basis. All disclosure requirements of ASU 2023-07 are required for entities with a single reportable segment.

ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and should be applied on a retrospective basis to all periods presented. Early adoption is permitted. The Company is currently evaluating the effect of adopting the ASU on its disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (ASC 740) – Improvements to Income Tax Disclosures. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as provide additional information for reconciling items that meet a quantitative threshold. Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. The amendments in this ASU are required to be adopted starting January 1, 2025. Early adoption is permitted, and the amendments should be applied on a prospective basis. The Company is currently evaluating the effect of adopting the ASU on its disclosures.